Cash, balances with banks and cash equivalents (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Cash [abstract]
Cash and due from banks in domestic currency		R$ 14,802,308	R$ 14,734,228
Cash and due from banks in foreign currency		4,185,462	4,877,776
Compulsory deposits with the Central Bank	[1]	90,622,337	87,596,916
Investments in gold		892	823
Total		R$ 109,610,999	R$ 107,209,743

[1]	Compulsory deposits with the Central Bank of Brazil refer to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.